UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22759

The Private Shares Fund
(Exact name of registrant as specified in charter)

88 Pine Street, Suite 3101
New York, NY 10005
(Address of principal executive offices) (Zip code)

Cogency Global, Inc.
c/o The Private Shares Fund
850 New Burton Rd. Ste. 201
City of Dover, County of Kent, Delaware 19904
(Name and address of agent for service)

Copy to:
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record

The voting records contained in this Form N-PX cover the period from July 1, 2022 through June 30, 2023.

Issuer Name	Ticker	Meeting Date	Proposal Text	Proposed Party	Vote Cast	Vote Instruction	Vote For or Against Mgmt	Record Date
23andMe Holding Co.	ME	8/25/2022						7/1/2022
			Elect the three Class I director nominees named in the Proxy Statement to serve until the 2025 Annual Meeting of Stockholders	Management	No	Yes	Not Applicable
			A non-binding, advisory vote on the frequency of advisory votes on the compensation of our named executive officers (“Say-on-Frequency”)	Management	No	Yes, One Year	Not Applicable
			Ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2023	Management	No	Yes	Not Applicable
Fathom Holdings, Inc.	FTHM	10/31/2022						9/6/2022
			To elect the directors nominated by our board of directors (the “Board”) and named herein to hold office for a one-year term until the 2023 Annual Meeting of Shareholders	Management	No	Yes	Not Applicable
			To approve an amendment to the Fathom Holdings Inc. 2019 Omnibus Stock Incentive Plan to increase the share reserve by two million (2,000,000) shares of common stock	Management	No	Yes	Not Applicable
			To ratify the selection of Deloitte & Touche LLP, an independent registered public accounting firm, as the auditor of the Company for the year ending December 31, 2022	Management	No	Yes	Not Applicable
			To consider and take action upon such other matters as may properly come before the meeting or any adjournment or postponement thereof.	Management	No	Yes	Not Applicable
Nextdoor Holdings, Inc.	KIND	6/6/2023						4/10/2023
			Elect three Class II directors of Nextdoor Holdings, Inc., each to serve a three-year term expiring at the 2026 annual meeting of stockholders and until such director’s successor is duly elected and qualified.	Management	Yes	Yes	Yes
			Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2023.	Management	Yes	Yes	Yes
			Approve on a non-binding advisory basis, the compensation of our named executive officers.	Management	Yes	Yes	Yes
			Select on a non-binding advisory basis whether future advisory votes on the compensation of our named executive officers should be every one, two, or three years.	Management	Yes	Yes, One Year	Yes
			Transact such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof.	Management	Yes	Yes	Yes
SoundHound AI	SOUN	6/29/2023						5/15/2023
			To elect Dr. Keyvan Mohajer, James Hom, Larry Marcus, Diana Sroka and Dr. Eric Ball as directors (the “Director Nominees”) to serve on the Company’s Board of Directors (the “Board”) for a one-year term that expires at the 2024 Annual Meeting of Stockholders, or until their successors are elected and qualified;	Management	No	Yes	Not Applicable
			To ratify the appointment by the Board of Armanino LLP (the “Auditor”) as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2023	Management	No	Yes	Not Applicable
			To transact such other business as may properly come before the Annual Meeting or any adjournment thereof.	Management	No	Yes	Not Applicable
Udemy, Inc.	UDMY	6/21/2023						4/24/2023
			Election of two Class II director nominees named in the Proxy Statement to the Company’s Board of Directors (the “Board”) to serve until the 2026 annual meeting of stockholders or until their successors are duly elected and qualified.	Management	No	Yes	Not Applicable
			Advisory vote to approve the compensation of our named executive officers	Management	No	Yes	Not Applicable
			Advisory vote to approve “every year” as the frequency of future stockholder advisory votes on the compensation of our named executive officers	Management	No	Yes, One Year	Not Applicable
			Ratification of the appointment of Deloitte & Touche LLP (“Deloitte”) as our independent registered public accounting firm for 2023	Management	No	Yes	Not Applicable
			Action upon such other matters, if any, as may properly come before the meeting	Management	No	Yes	Not Applicable
WAG! Group Co.	PET	6/16/2023						4/19/2023
			To elect two Class I directors named in the proxy statement accompanying this notice to hold office until our 2026 Annual Meeting of Stockholders and until their respective successors are elected and qualified.	Management	Yes	Yes	Yes
			To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2023.	Management	Yes	Yes	Yes
			To transact other business that may properly come before the Annual Meeting or any continuation, postponement or adjournment of the Annual Meeting	Management	Yes	Yes	Yes

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Private Shares Fund

By (Signature and Title):	/s/ Kevin Moss
Kevin Moss, President, The Private Shares Fund

Date:	8/21/2023